Property, Plant and Equipment - Summary of Provisions for Impairment of Property, Plant and Equipment (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	$ 1,379,527	$ 1,069,011
Depreciation	(267,686)	(171,452)	$ (145,894)
Amount at end of year	1,642,259	1,379,527	1,069,011
Provision for Impairment of Property Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Amount at beginning of year	65,354	81,329	37,061
Increases charged to profit or loss	9,776	57,920	41,429
Decreases charged to profit or loss	0	(66,170)	0
Applications due to utilization	(36)	(1,250)	0
Depreciation	(21,274)	(42,861)	(17,435)
Translation differences	12,820	36,386	20,274
Adjustment for inflation	236	0	0
Transfers and other movements	(83)	0	0
Amount at end of year	$ 66,793	$ 65,354	$ 81,329